Related party transactions	12 Months Ended
Dec. 31, 2023
Disclosure Of Related Party [Abstract]
Related party transactions

19. Related party transactions

19.1 Related Party Transactions

During the years ended December 31, 2023 and September 30, 2022 and 2021, the Company incurred $4, $136 and $71, respectively, in technology expenses for website design, hosting and maintenance service provided by Blender. Blender is controlled by a family member of Amir Adnani, a former director of the Company. On October 12, 2021, the Company issued 120,000 GRC Shares to Blender as the compensation for the expanded scope of digital marketing services to be provided by Blender for a contract term ending on June 27, 2022. The Company recognized share-based compensation expense of $626 in respect of this contract, during the year ended September 30, 2022.

During the year ended December 31, 2023, the Company incurred interest expense of $176 to Queen's Road Capital Investment Ltd. ("QRC") on the Debentures. Warren Gilman, director of the Company, is the chairman and chief executive officer of QRC.

Related party transactions are based on the amounts agreed to by the parties. During the year ended December 31, 2023, the Company did not enter into any contracts or undertake any commitment with any related parties other than as described herein.

19.2 Transactions with Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity. Total management salaries and directors' fees incurred for services provided by key management personnel of the Company for the year ended December 31, 2023, three months ended December 31, 2022, and years ended September 30, 2022 and 2021 are as follows:

	For the year ended	For the three months ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022 (transition period)	September 30, 2022	September 30, 2021
	($)	($)	($)	($)
Management salaries	1,332	275	1,453	939
Directors’ fees	332	102	442	233
Share-based compensation	1,701	788	1,628	2,154
	3,365	1,165	3,523	3,326

19. Related party transactions (continued)

19.2 Transactions with Key Management Personnel (continued)

The amount payable to management and directors of $54, $23, $582 and $632 was included in accounts payable and accrued liabilities as at December 31, 2023, December 31, 2022, September 30, 2022 and September 30, 2021, respectively. Such payables were fully settled subsequent to year end.